Leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease cost
Amortization of assets	¥ 0	¥ 0	¥ 12,122
Interest of lease liabilities	0	0	19,322
Operating lease cost	1,059,148	698,280	367,375
Short-term lease cost	108,689	54,683	15,559
Total	¥ 1,167,837	¥ 752,963	¥ 414,378